INVESTMENTS IN SECURITIES (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
INVESTMENTS IN SECURITIES
Cost	¥ 209,991
Gross unrealized gain	163,800
Gross unrealized loss	895
Fair value	372,896
Equity securities
INVESTMENTS IN SECURITIES
Cost	107,550	107,550
Gross unrealized gain	163,800	159,300
Fair value	271,350	266,850
Debt securities
INVESTMENTS IN SECURITIES
Cost	102,441
Gross unrealized loss	895
Fair value	¥ 101,546